Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Net income	$ 10,758,502	$ 8,824,446
Other comprehensive income, net of tax:
Unrealized holding gain on securities AFS arising during the period	868,030	1,122,961
Reclassification adjustment for (gain) loss realized in income	(39,086)	26,490
Unrealized gain during the period	828,944	1,149,451
Tax effect	(174,079)	(241,384)
Other comprehensive income, net of tax	654,865	908,067
Total comprehensive income	$ 11,413,367	$ 9,732,513